EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Disclosure of equity [Table Text Block]
Common shares (thousands)
Common shares outstanding at January 1, 2020	246,194
Common shares issued	34,322
Exercise of share options	1,599
Common shares outstanding at December 31, 2020	282,115
Exercise of share options	2,777
Common shares outstanding at December 31, 2021	284,892